Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Transactions
Amount paid for services received from related party	€ 8,265	€ 8,028
Balances
Accounts receivable	2,277		€ 977
Accounts payable	€ 40,257		€ 34,170